Note 3 - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenues	$ 247,093	$ 236,972	$ 228,665
Net income	$ 26,673	$ 22,414	$ 17,381
Earnings per share
Basic (in dollars per share)	$ 0.35	$ 0.30	$ 0.23
Diluted (in dollars per share)	$ 0.35	$ 0.29	$ 0.23